Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and by SEC disclosure rules, we are providing the following information about the relationship between executive compensation and certain financial performance of the Company. The following table sets forth information with respect to the alignment between the Company’s executive compensation and its financial performance
.

Year	SCT Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average SCT Total for Other NEOs (1)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss)	Operating Cash Flow
					TSR	Peer Group TSR
2022	$671,278	($8,029,810)	$1,609,024	($477,744)	$69	$63	($115,436,000)	$168,310,000
2021	$40,341,012	$29,249,716	$24,580,335	$18,503,914	$78	$97	($115,171,000)	$69,707,000

(1)
The PEO was Caryn Seidman-Becker for all years in the table. The other NEOs were Kenneth Cornick (all years), Richard Patterson (2022), Matthew Levine (2022), Kasra Moshkani (2022) and Sam Hall (all years). Information prior to 2021 is not included because we were not a public reporting company until June 2021.

(2)
The table below summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation
S-K
in order to determine the amounts shown in the table above as being “Compensation Actually Paid.” The fair value of the equity awards on different measurement dates was updated for stock price and, for the Founder PSUs which value was determined by a Monte Carlo simulation, updated volatility and other inputs on the measurement
date.

Adjustments	2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*
Total Compensation from SCT	$671,278	$1,609,024	$40,341,012	$24,580,335
Adjustments for stock and option awards
(Subtraction): Deduction for Amounts Reported under the “Stock Awards” Columns in the Summary Compensation Table for applicable fiscal year	—	(855,836)	(39,797,012)	(24,078,494)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	—	905,607	39,030,594	21,960,130

Adjustments	2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*
Addition (Subtraction): Year-over-year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	(8,701,088)	(1,769,137)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	(367,403)	(10,324,878)	(3,958,058)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—
Compensation Actually Paid (as calculated)	($8,029,810)	($477,744)	$29,249,716	$18,503,914

*	Amounts presented are averages for the entire group of other NEOs.

(3)
The Peer Group TSR represents the published S&P Software & Services Select Industry Index used by the Company for the performance graph required by Regulation
S-K
Item 201(e) in the Annual Report on Form
10-K.

Named Executive Officers, Footnote [Text Block]	The other NEOs were Kenneth Cornick (all years), Richard Patterson (2022), Matthew Levine (2022), Kasra Moshkani (2022) and Sam Hall (all years). Information prior to 2021 is not included because we were not a public reporting company until June 2021.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR represents the published S&P Software & Services Select Industry Index used by the Company for the performance graph required by Regulation
S-K
Item 201(e) in the Annual Report on Form
10-K.

PEO Total Compensation Amount	$ 671,278	$ 40,341,012
PEO Actually Paid Compensation Amount	$ (8,029,810)	29,249,716
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The table below summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation
S-K
in order to determine the amounts shown in the table above as being “Compensation Actually Paid.” The fair value of the equity awards on different measurement dates was updated for stock price and, for the Founder PSUs which value was determined by a Monte Carlo simulation, updated volatility and other inputs on the measurement
date.

Adjustments	2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*
Total Compensation from SCT	$671,278	$1,609,024	$40,341,012	$24,580,335
Adjustments for stock and option awards
(Subtraction): Deduction for Amounts Reported under the “Stock Awards” Columns in the Summary Compensation Table for applicable fiscal year	—	(855,836)	(39,797,012)	(24,078,494)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	—	905,607	39,030,594	21,960,130

Adjustments	2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*
Addition (Subtraction): Year-over-year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	(8,701,088)	(1,769,137)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	(367,403)	(10,324,878)	(3,958,058)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—
Compensation Actually Paid (as calculated)	($8,029,810)	($477,744)	$29,249,716	$18,503,914

Non-PEO NEO Average Total Compensation Amount	$ 1,609,024	24,580,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ (477,744)	18,503,914
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The table below summarizes the adjustments required to be made to the amounts reported in the Summary Compensation Table for the applicable year in accordance with Item 402(v) of Regulation
S-K
in order to determine the amounts shown in the table above as being “Compensation Actually Paid.” The fair value of the equity awards on different measurement dates was updated for stock price and, for the Founder PSUs which value was determined by a Monte Carlo simulation, updated volatility and other inputs on the measurement
date.

Adjustments	2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*
Total Compensation from SCT	$671,278	$1,609,024	$40,341,012	$24,580,335
Adjustments for stock and option awards
(Subtraction): Deduction for Amounts Reported under the “Stock Awards” Columns in the Summary Compensation Table for applicable fiscal year	—	(855,836)	(39,797,012)	(24,078,494)
Addition: Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end	—	905,607	39,030,594	21,960,130

Adjustments	2022		2021
	PEO	Other NEOs*	PEO	Other NEOs*
Addition (Subtraction): Year-over-year change in fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end	(8,701,088)	(1,769,137)	—	—
Addition: Vesting date fair value of awards granted and vesting during such year	—	—	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	—	(367,403)	(10,324,878)	(3,958,058)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—	—	—
Compensation Actually Paid (as calculated)	($8,029,810)	($477,744)	$29,249,716	$18,503,914

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
•
Total Stockholder Return (“TSR”): The Company’s cumulative TSR for fiscal year 2021 is less than, and for fiscal year 2022 is comparable to, that of the peer group shown in the table above. Our Founder PSUs use absolute TSR as their performance metric, with vesting based on the achievement of stated Class A Common Stock price hurdles over a five year performance period following our IPO. Accordingly, there is strong alignment between the PEO and CFO’s CAP with the Company’s TSR. The average CAP to Other NEOs is also aligned with Company’s TSR given a substantial portion of their executive compensation is provided in equity incentives. This results in our CAP aligning with our TSR performance, as the CAP in 2022 was negative for the PEO and Other NEOs.

Compensation Actually Paid vs. Net Income [Text Block]
•
Net Income (Loss): The Company’s net loss has remained roughly the same from 2021 to 2022, while the PEO and Other NEOs’ CAP has decreased from 2021 to 2022 given the impact of the special equity awards granted to the PEO and certain Other NEOs in

2021, as described above. This metric is not currently part of our incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
•
The Company’s Operating Cash Flow has significantly increased from 2021 to 2022, which as previously mentioned above, positively impacted the AIP payouts in 2022. The PEO and Other NEO’s CAP has decreased from 2021 to 2022. This is due in large part to the significant emphasis the Company places on equity incentives, and the timing of those equity awards.

Total Shareholder Return Vs Peer Group [Text Block]
•
Total Stockholder Return (“TSR”): The Company’s cumulative TSR for fiscal year 2021 is less than, and for fiscal year 2022 is comparable to, that of the peer group shown in the table above. Our Founder PSUs use absolute TSR as their performance metric, with vesting based on the achievement of stated Class A Common Stock price hurdles over a five year performance period following our IPO. Accordingly, there is strong alignment between the PEO and CFO’s CAP with the Company’s TSR. The average CAP to Other NEOs is also aligned with Company’s TSR given a substantial portion of their executive compensation is provided in equity incentives. This results in our CAP aligning with our TSR performance, as the CAP in 2022 was negative for the PEO and Other NEOs.

Tabular List [Table Text Block]
Performance Measures
For the fiscal year 2022, the most important performance measures the Company used to link compensation actually paid to its NEOs and company performance were:

Total Stockholder Return	Operating Cash Flow	Total Bookings

Total Shareholder Return Amount	$ 69	78
Peer Group Total Shareholder Return Amount	63	97
Net Income (Loss)	$ (115,436,000)	$ (115,171,000)
Company Selected Measure Amount	168,310,000	69,707,000
PEO Name	Caryn Seidman-Becker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Stockholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Bookings
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (39,797,012)
PEO [Member] | Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		39,030,594
PEO [Member] | fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,701,088)
PEO [Member] | fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,324,878)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(855,836)	(24,078,494)
Non-PEO NEO [Member] | Fair value at year end of awards granted during the covered fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	905,607	21,960,130
Non-PEO NEO [Member] | fair value at year end of awards granted in any prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,769,137)
Non-PEO NEO [Member] | fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (367,403)	$ (3,958,058)